Share-Based Compensation (Details) - Schedule of Option Activity Related to Options Granted to Employees, Service Providers and Directors - Share-Based Payment Arrangement, Option [Member] - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Option Activity Related to Options Granted to Employees, Service Providers and Directors [Line Items]
Number, Options outstanding		191,892	145,895	54,516
Weighted average of exercise Price, Options outstanding		$ 35.35	$ 48.2	$ 95.3
Weighted average remaining contractual life (in years), Options outstanding		8 years 7 months 2 days	9 years 1 month 17 days	8 years 8 months 26 days
Aggregate intrinsic value, Options outstanding	[1]
Number, Options granted		903	58,239	99,935
Weighted average of exercise Price, Options granted		$ 2.82	$ 7.75	$ 26
Number, Options forfeited		(90,507)	(12,242)	(8,206)
Weighted average of exercise Price, Options forfeited		$ 21.7	$ 59.07	$ 92.9
Number, Options exercised				(350)
Weighted average of exercise Price, Options exercised				$ 12
Number, Options outstanding		102,288	191,892	145,895
Weighted average of exercise Price, Options outstanding		$ 47.13	$ 35.35	$ 48.2
Weighted average remaining contractual life (in years), Options outstanding		7 years 4 months 2 days	8 years 7 months 2 days	9 years 1 month 17 days
Aggregate intrinsic value, Options outstanding	[1]
Number, Options exercisable		55,286	55,259	27,037
Weighted average of exercise Price, Options exercisable		$ 66.01	$ 79.79	$ 154.3
Weighted average remaining contractual life (in years), Options exercisable		6 years 10 months 13 days	7 years 4 months 20 days	7 years 10 days
Aggregate intrinsic value, Options exercisable	[1]

[1]	As of December 31, 2023, all the outstanding options in the amount of 102,288, with an average exercise price of $47.13, are out of the money.